Non-controlling Interests and Redeemable non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Net Earnings (Loss) Attributable to Noncontrolling Interests
Net loss attributable to non-controlling interests consists of the following:

	2016	2015
HLBV and other adjustments attributable to:
Non-controlling interest -Class A partnership units (i)	$(35,451)	$(30,371)
Non-controlling interest -redeemable Class A partnership units (i)	(4,952)	(3,571)
Other net earnings attributable to non-controlling interests	1,853	1,966
Net effect of non-controlling interests	$(38,550)	$(31,976)

(i)
The non-controlling Class A membership equity investors (“Class A partnership units”) in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(q).

Changes in Redeemable Non-Controlling Interest
Changes in redeemable non-controlling interest are as follows:

	2016	2015
Opening balance	$25,751	$12,146
Net loss attributable to redeemable non-controlling interest	(4,952)	(3,571)
Contributions from redeemable non-controlling interests (notes 3(b) and 3(h))	10,171	15,222
Dividends declared and distributions to redeemable non-controlling interest	(590)	(309)
Foreign exchange	(946)	2,263
Closing balance	$29,434	$25,751